Loss Per Share - Summary of Basic Earnings Per Share (Parenthetical) (Detail) - S/ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted average number of shares issued per share	S/ 1.00	S/ 1.00	S/ 1.00